Financial Instruments (Details) - Schedule of Sensitivity Analysis of Equity - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase Equity [Member] | USD [Member]
Schedule of Sensitivity Analysis of Equity [Line Items]
Change in the exchange rate	€ (90)	€ 155
Increase Equity [Member] | NIS [Member]
Schedule of Sensitivity Analysis of Equity [Line Items]
Change in the exchange rate	(9,471)	(963)
Decrease Equity [Member] | USD [Member]
Schedule of Sensitivity Analysis of Equity [Line Items]
Change in the exchange rate	99	(155)
Decrease Equity [Member] | NIS [Member]
Schedule of Sensitivity Analysis of Equity [Line Items]
Change in the exchange rate	€ 9,471	€ 963